Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net Loss	$ (1,377,416)	$ (2,189,927)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued for services	32,727	1,620,550
Amortization	846,511	120,902
Depreciation	818	596
Provision for Bad Debt	31,237
Loss on the conversion of convertible promissory note		72,000
Changes in operating assets and liabilities:
Accounts receivable	220,470	(1,781)
Accounts payable and accrued expenses	239,507	76,505
Deferred revenue	(33,269)
Other assets	(1,450)
Net Cash Used in Operating Activities	(40,865)	(301,155)
Cash Flows From Investing Activities:
Acquisition of entities	(1,045,352)	(560,000)
Net Cash Used in Investing Activities	(1,045,352)	(560,000)
Cash Flows From Financing Activities:
Proceeds from issuance stock	1,053,000	905,000
Repayment of shareholder loan		(1,659)
Net Cash Provided by Financing Activities	1,053,000	903,341
Net Change in Cash and cash equivalents	(33,217)	42,186
Cash and cash equivalents at Beginning of the Period	42,186	0
Cash and cash equivalents at End of the Period	8,969	42,186
Cash paid for interest	68,342
Cash paid for taxes
Non Cash Investing & Financing Activities:
Promissory note obligation incurred upon acquisition	400,000	900,000
Promissory note obligation and accrued interest converted to stock	$ 75,000	$ 200,000